Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings (loss) Per Share

The following table sets forth the calculation of basic and diluted earnings per share:

	Three Months Ended March 31,
Basic and diluted earnings per share	2014	2013
	(In millions, except per share data)
Net income available to common stockholders	$1.6	$5.6

Average shares of common stock outstanding	21.0	21.3

Basic and diluted earnings per share	$0.08	$0.26

The following table sets forth the calculation of basic and diluted earnings (loss) per share:

	Year Ended December 31,
Basic and diluted earnings (loss) per share	2013	2012	2011
	(In millions, except per share data)
Net income (loss) available to common stockholders	$127.3	$47.1	$(8.1)

Average shares of common stock outstanding	21.3	21.3	21.3

Basic and diluted earnings (loss) per share	$5.99	$2.22	$(0.38)